Stockholders' Equity - Schedule of Stock by Class (Details) - shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		48,081,610	19,194,622
Employee Stock
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)	2,350,530	1,396,252
Total Equity Awards
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		7,181,537	2,103,489
Stock options and restricted stock units outstanding
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		3,666,234	1,671,076
Shares available for future grant
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		3,515,303	432,413
Warrants
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		14,266,666	2,878,517
Public Warrants
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		8,333,333
Private Placement Warrants
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		5,933,333
Warrants to purchase Series A-5 preferred stock
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)			5,010
Warrants to purchase Series A-6 preferred stock
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)			6,179
Warrants to purchase Series B preferred stock
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)			42,354
Warrants to purchase Series B-3 preferred stock
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)			2,824,974
Preferred stock
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		25,237,155	14,212,616
Series A convertible preferred stock (assuming maximum conversion)
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		25,237,155	0
Series A-1
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)			152,188
Series A-2
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)			675,638
Series A-3
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)			712,198
Series A-4
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)			148,834
Series A-5
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)			868,487
Series A-6
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)			953,163
Series B
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)			8,059,581
Series B-1
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)			1,936,284
Series B-2
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)			706,243